Segment Information - Schedule of Revenues by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total Revenues	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 2,460,490	$ 2,463,625	$ 2,121,707
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues													2,256,600	2,289,133	2,069,513
Canada [Member]
Segment Reporting Information [Line Items]
Total Revenues													$ 203,890	$ 174,492	$ 52,194